Concentration of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentration of Credit Risk
15.	Concentration of Credit Risk

As of December 31, 2011, the Company’s portfolio of investments consisted of 223 healthcare facilities, located in 26 states and operated by 35 third party operators. At December 31, 2011, approximately 47.4% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (15.6%), Evergreen Healthcare (10.4%), Sun Mar Healthcare (8.2%), Daybreak Healthcare (7.3%), and Benchmark (5.9%). No other operator represents more than 5.5% of our total assets. The five states in which the Partnership had its highest concentration of total assets were California (17.4%), Texas (10.5%), Arkansas, (8.0%), Ohio (8.0%), and Pennsylvania (7.5%), at December 31, 2011.

For the year ended December 31, 2011, the Company’s rental income from operations totaled approximately $91.0 million, of which approximately $11.8 million was from Evergreen Healthcare (12.8%), $10.4 million from Saber Health Group (11.2%), $10.3 million from Daybreak Healthcare (11.2%) and $9.7 million was from Sun Mar Healthcare (10.5%). No other operator generated more than 7.6% of the Partnership’s rental income from operations for the year ended December 31, 2011.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2010 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Company’s total assets at December 31, 2011. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Evergreen Healthcare (1)
Financial position
Current assets	$42,059,735	$55,783,765
Noncurrent assets	66,595,199	37,838,811
Current liabilities	51,254,068	58,002,968
Noncurrent liabilities	62,179,656	110,994,815
(Deficit) equity	(4,778,790)	(75,375,207)
Results of operations
Revenues	$220,567,203	$254,813,588
Gross profit	8,192,999	23,700,852
Income from continuing operations	4,823,729	7,662,953
Net income	4,404,671	7,662,953

(1)	Represents the financial information as of December 31, 2010 as the December 31, 2011 financial information was not available as of and for the year ended December 31, 2011.

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Concentration of Credit Risk

15. Concentration of Credit Risk

As of December 31, 2011, the Partnership’s portfolio of investments consisted of 223 healthcare facilities, located in 26 states and operated by 35 third party operators. At December 31, 2011, approximately 47.4% (measured as a percentage of total assets) were leased by five private operators: Saber Health Group (15.6%), Evergreen Healthcare (10.4%), Sun Mar Healthcare (8.2%), Daybreak Healthcare (7.3%), and Benchmark (5.9%). No other operator represents more than 5.5% of our total assets. The five states in which the Partnership had its highest concentration of total assets were California (17.4%), Texas (10.5%), Arkansas (8.0%), Ohio (8.0%), and Pennsylvania (7.5%) at December 31, 2011.

For the year ended December 31, 2011, the Partnership’s rental income from operations totaled approximately $91.0 million, of which approximately $11.8 million was from Evergreen Healthcare (12.8%), $10.4 million from Saber Health Group (11.2%), $10.3 million from Daybreak Healthcare (11.2%) and $9.7 million was from Sun Mar Healthcare (10.5%). No other operator generated more than 7.6% of the Partnership’s rental income from operations for the year ended December 31, 2011.

Below is a summary of unaudited financial information as of and for the year ended December 31, 2010 for the two lessees (operators) of our properties whose total assets, in the aggregate, exceeds 10% of the Partnership’s total assets at December 31, 2011. Financial performance under the terms of lease agreements with these lessees is, by agreement, guaranteed by the entities whose financial data is as follows:

	Saber Health Group (1)	Evergreen Healthcare (1)
Financial position
Current assets	$42,059,735	$55,783,765
Noncurrent assets	66,595,199	37,838,811
Current liabilities	51,254,068	58,002,968
Noncurrent liabilities	62,179,656	110,994,815
(Deficit) equity	(4,778,790)	(75,375,207)
Results of operations
Revenues	$220,567,203	$254,813,588
Gross profit	8,192,999	23,700,852
Income from continuing operations	4,823,729	7,662,953
Net income	4,404,671	7,662,953

(1)	Represents the financial information as of December 31, 2010 as the December 31, 2011 financial information was not available as of and for the year ended December 31, 2011.